ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in accumulated other comprehensive loss
Accumulated other comprehensive income, beginning of year	(396,115,000)	(396,671,000)	(293,128,000)
Foreign currency translation adjustment	(8,669,000)	1,076,000	(103,381,000)
Recognition of foreign currency translation loss (gain) in net income (loss)			(43,000)
Change in net unrecognized actuarial pension loss			(119,000)
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation		(639,000)
Reclassification to net income (loss) of net unrecognized actuarial pension loss of discontinued operations upon deconsolidation		119,000
Accumulated other comprehensive loss, end of year	(404,784,000)	(396,115,000)	(396,671,000)
Remaining foreign currency translation gain realized from the final liquidation of a foreign operation included in other gains, net			100,000